Long-term debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term debt
10.	Long-term debt:

	2016	2015
Long-term debt:
Revolving credit facilities (a)	$958,304	$1,057,093
Term loan credit facilities (b)	1,600,085	1,985,102
Senior unsecured notes (c)	345,000	345,000
Deferred financing fees	(18,875)	(29,354)
Long-term debt	2,884,514	3,357,841
Current portion	(314,817)	(285,783)
Long-term debt	$2,569,697	$3,072,058

(a)	Revolving credit facilities:

As of December 31, 2016, the Company had four long-term revolving credit facilities (“Revolvers”) available and a line of credit, which provided for aggregate borrowings of up to $1,118,315,000 (2015 – $1,227,115,000), of which $160,011,000 (2015 – $170,022,000) was undrawn. One of the term loan credit facilities (“Term Loans”) has a revolving loan component and this component has been included in the Revolvers.

In April 2016, the Company entered into a 364-day unsecured, revolving loan facility with various banks for up to $150,000,000 to be used to fund vessels under construction and for general corporate purposes.  In August 2016, the revolving loan facility was increased to $160,000,000.  The facility bears interest at LIBOR plus a margin. At December 31, 2016, nil has been drawn under this facility.

The Revolvers mature between April 2017 and December 2023.

Based on the Revolvers outstanding at December 31, 2016, the minimum repayments for the balances outstanding are as follows:

2017	$104,183
2018	65,923
2019	197,320
2020	53,281
2021	56,416
Thereafter	481,181
$958,304

Interest is calculated as one month LIBOR plus a margin per annum. At December 31, 2016, the one month LIBOR was 0.8% (2015 – 0.3%) and the margins ranged between 0.5% and 1.3% (2015 – 0.5% and 1.3%). The weighted average rate of interest, including the margin, was 1.4% at December 31, 2016 (2015 – 0.9%). Interest payments are made monthly.

The Company is subject to commitment fees ranging between 0.2% and 0.4% calculated on the undrawn amounts under the various facilities.

The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities.  For certain of our Revolvers with a principal outstanding of $58,240,000 payment is due in full at maturity.

(b)	Term loan credit facilities:

As of December 31, 2016, the Company had 13 Term Loans available, which provided for aggregate borrowings of up to $1,600,085,000 (2015 – $2,216,352,000), of which nil (2015 – $231,250,000) was undrawn. One of the Term Loans has a revolving loan component and this component has been included in the Revolvers.

During the year ended December 31, 2015, the Company entered into five term loan facilities for a total of $702,700,000 to finance three 10000 TEU, four 4250 TEU and four 14000 TEU containerships.  During 2015, the Company terminated a portion of a term loan facility to finance one 14000 TEU containership.  As a result, $97,500,000 is no longer available.  Each loan bears interest at LIBOR plus a margin.  At December 31, 2015, $366,577,000 was drawn under these facilities.

The Term Loans mature between December 2018 and July 2025.

Based on the Term Loans outstanding at December 31, 2016, the minimum repayments for the balances outstanding are as follows:

2017	$211,748
2018	154,307
2019	234,762
2020	186,903
2021	256,446
Thereafter	555,919
$1,600,085

For certain of our Term Loans with a total principal outstanding of $1,509,025,000 interest is calculated as one month, three month or six month LIBOR plus a margin per annum, depending on the interest period selected by the Company. At December 31, 2016, the one month, three month and six month LIBOR was 0.8%, 1.0% and 1.2%, respectively (2015 – 0.3%, 0.5% and 0.5%, respectively) and the margins ranged between 0.4% and 4.8% (2015 – 0.4% and 4.8%).

For certain of our Term Loans with a total principal outstanding of $91,060,000, interest is calculated based on the Export-Import Bank of Korea (KEXIM) plus 0.7% per annum.

The weighted average rate of interest, including the margin, was 3.2% at December 31, 2016 (2015 – 3.0%). Interest payments are made in monthly, quarterly or semi-annual payments.

The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date. For one of our Term Loans with a total principal outstanding of $49,200,000, payment is due on the third anniversary of the drawdown date.

(c)	Senior unsecured notes:

The Company has 13,800,000 senior unsecured notes (the “Notes”) issued and outstanding.  The Notes mature on April 30, 2019 and bear interest at a rate of 6.375% per annum, payable quarterly.

(d)	General:

The security for each of the Company’s current secured credit facilities includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;
•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;
•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;
•	An assignment of the Company’s related shipbuilding contracts; and
•	A pledge of the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events, including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time), termination of a shipbuilding contract or a change of control. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels.  In these circumstances, valuations of our vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement.

Each credit facility contains financial covenants requiring the Company to maintain minimum liquidity, tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants at December 31, 2016.

(e)	Refinancing expenses:

During the year ended December 31, 2016, the Company refinanced two of its term loan facilities.  As a result, the Company wrote-off deferred financing fees of approximately $1,962,000, which is included in refinancing expenses.